Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 16,603	¥ 16,014	¥ 22,054	¥ 37,141
Net gains or losses from derivative contracts	(2,331)	(2,416)	(3,460)	(5,949)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(13,859)	(40,895)	(38,417)	(88,501)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	22,966	47,955	47,671	104,399
Changes in the fair value of the reinsurance contracts	2,444	2,828	3,887	6,874
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(308)	(262)	(535)	(584)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(1,752)	(1,826)	(2,321)	(4,453)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (271)	¥ (328)	¥ (604)	¥ (912)